Net Loss Per Share Attributible to Ordinary Sharholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

NOTE 15:-   NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(58,092)	$(15,625)	$(25,607)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	22,027,292	9,205,169	8,910,561
Loss per share attributable to ordinary shareholders, basic and diluted	$(2.64)	$(1.70)	$(2.87)

The potential Ordinary Shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2021	2020	2019
Convertible preferred shares	26,499,069	33,729,498	23,224,206
Outstanding share options	1,362,786	1,656,585	1,341,662
Total	27,861,855	35,386,083	24,565,868